CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 41,243,627	$ 90,431,392
Crypto currencies	42,545
Short-term investments, net		40,051,450
Prepayments and other current assets, net	6,835,599	26,966,209
Receivable for Bitcoin collateral, net		$ 84,536,567
Other current assets, net - related party	$ 74,270,770
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Current assets of discontinued operations		$ 230,113,402
Total current assets	$ 125,118,683	473,744,538
Non-current assets:
Mining machines, net	248,745,505	242,806,713
Property, plant and equipment, net	18,797,925	65,460
Intangible assets, net	292,836
Operating lease right-of-use assets, net	2,079,937	184,381
Receivable for Bitcoin collateral, net - non-current - related party	662,968,814
Non-current assets of discontinued operations		56,357,205
Total non-current assets	1,007,866,650	344,035,161
TOTAL ASSETS	1,132,985,333	817,779,699
Current liabilities:
Short-term debts		17,067,978
Income tax payable	88,792,503	48,609,811
Short-term operating lease liabilities	573,959	180,236
Current liabilities of discontinued operations		20,517,367
Total current liabilities	176,721,103	257,365,911
Non-current liabilities:
Long-term debts - related party	557,567,671
Deferred tax liability	1	1
Long-term operating lease liabilities	1,655,272
Non-current liabilities of discontinued operations		6,546,889
Total non-current liabilities	559,222,944	6,546,890
Total liabilities	735,944,047	263,912,801
Shareholders' equity
Treasury shares	(103,424,568)	(111,567,030)
Additional paid-in capital	1,135,958,943	728,564,614
Accumulated other comprehensive loss		(49,574,973)
Accumulated deficit	(635,537,260)	(13,585,217)
Total shareholders' equity	397,041,286	553,866,898
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,132,985,333	817,779,699
Non-related parties
Current assets:
Accounts receivable, net	1,661,702	1,645,518
Prepayments and other current assets, net	6,835,599	26,966,209
Non-current assets:
Other non-current assets, net	68,025,983	44,621,402
Current liabilities:
Accrued expenses and other current liabilities	82,329,075	170,990,519
Related party
Current assets:
Accounts receivable, net	1,064,440
Non-current assets:
Other non-current assets, net	6,955,650
Current liabilities:
Accrued expenses and other current liabilities	5,025,566
Class A Ordinary shares
Shareholders' equity
Ordinary shares	43,171	22,206
Treasury shares	(103,424,568)
Class B Ordinary shares
Shareholders' equity
Ordinary shares	$ 1,000	$ 7,298